Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Support Vector Machine (SVM) technology [Member]	Dec. 31, 2012 Laboratory developed test (LDT) technology [Member]	Dec. 31, 2012 Flow Cytometry and Cytogenetics technology [Member]
Classes of intangible assets
Weighted Average Amortization Period			108 months	164 months	202 months
COST	$ 2,982		$ 500	$ 1,482	$ 1,000
Accumulated Amortization	182	0	56	81	45
Total	$ 2,800		$ 444	$ 1,401	$ 955